Basis of Preparation (Details)	6 Months Ended
Jun. 30, 2020
Basis of Preparation (Textual)
Reverse share split ratio, description	The Company effected the 2019 Reverse Share Split of its common shares at a ratio of 1-for-20.
Reduction of nominal value, description	Agreed to reduce the nominal value of the Company’s common share from CHF 0.40 to CHF 0.01.